Schedule of Fair Value Assumptions of Stock-Based Compensation (Details) - Stock Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate, minimum	33.00%
Risk free interest rate, maximum	79.00%
Risk-free interest rate		0.17%
Expected life (years)		3 years 6 months
Expected voltality, minimum	245.00%
Expected voltality, maximum	257.00%
Expected volatility		255.00%
Dividend yield	0.00%	0.00%
Weighted average fair value per share	$ 0.24	$ 0.10
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life (years)	3 years
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life (years)	5 years